CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares issued	50,771	54,708
Common stock, shares outstanding	50,771	54,708